8. RECEIVABLES FROM CUSTOMERS, TRADERS AND POWER TRANSPORT CONCESSION HOLDERS (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	R$ 751	R$ 568	R$ 660
Effect of adoption of IFRS 9 on Jan. 1, 2018 (1) (Note 2.4)		150
Additions, net	238	264	248
Disposals / Write-off	(179)	(231)	(340)
Ending balance	R$ 810	R$ 751	R$ 568